Document and Entity Information	Apr. 28, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001745041
Document Type	8-K
Document Period End Date	Apr. 28, 2022
Entity Registrant Name	IAA, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38580
Entity Tax Identification Number	83-1030538
Entity Address, Address Line One	Two Westbrook Corporate Center
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Westchester
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60154
City Area Code	(708)
Local Phone Number	492-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IAA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false